Note Loans (Changes in the carrying amount and the accretable yield for the other acquired loans) (Detail) - SOP Other Loans Acquired - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accretable yield
Beginning Balance	$ 221,128	$ 116,304
Additions	17,635	132,273
Accretion	(35,030)	(29,277)
Change In Expected Cash Flows	75,163	1,828
Ending Balance	278,896	221,128
Carrying amount of loans
Beginning Balance	564,050	212,763
Purchase accounting adjustments related to the Doral Bank Transaction	(4,707)	0
Additions	36,221	386,679
Accretion	35,030	29,277
Collections	(67,899)	(64,669)
Ending Balance	562,695	564,050
Less: Allowance for loan losses	(22,431)	(19,276)
Carrying amount, net of allowance	$ 540,264	$ 544,774